Acquisition of Asanko Gold	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Acquisition of Asanko Gold
15.	ACQUISITION OF ASANKO GOLD
Background
On 29 March 2018, Gold Fields entered into certain definitive agreements (the “JV Transaction”) with Galiano Gold Inc., previously named Asanko Gold Inc., (“Asanko”) pursuant to which:

•
Gold Fields and Asanko would each own a 45% interest in Asanko Gold Ghana Limited (“AGGL”), the former Asanko subsidiary that owns the Asanko Gold Mine, with the Government of Ghana continuing to retain a 10% free carried interest in AGGL (the Joint Arrangement);

•	Gold Fields and Asanko would each own a 50% interest in Adansi Gold Company Limited (“Adansi”), the Asanko subsidiary that currently owns a number of exploration licenses; and

•	Gold Fields and Asanko would each acquire a 50% interest in the newly formed financing entity (Shika Group Finance Limited).
On 20 June 2018, Gold Fields and Asanko received approval of the JV Transaction from the Ghanaian Minister of Lands and Natural Resources and the JV Transaction closed on 31 July 2018 once all conditions precedent were met.
Recognition and measurement
Gold Fields and Asanko have joint control and the Asanko operation is structured as a separate vehicle and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group has classified its interest in Asanko as a joint venture.
Fair value measured
There were no changes in 2019 to the provisional purchase price allocation performed at the time of acquisition of Asanko, therefore the purchase price allocation is considered final.
Consideration transferred
The following table summarises the acquisition date fair value of the consideration transferred:

UNITED STATES DOLLAR
2018
Cash - Asanko redeemable preference shares and equity	165.0

Total consideration transferred	165.0

An additional US$20 million was invested in the redeemable preference shares in 2019. Refer to note 17 for futher details.
Gain on acquisition of Asanko
The gain on acquisition was determined as follows:

UNITED STATES DOLLAR
2018
Total fair value of assets acquired	216.8

Redeemable preference shares equity financial asset acquired 1	129.9
Fair value of identifiable net assets acquired 2	86.9

Consideration transferred	(165.0)

Gain on acquisition 3	51.8

1	The redeemable preference shares have the following conditions:

•	Redeemable at the option of the issuer at par value; and
•	Non-interest bearing.
The redeemable preference shares were recognised as an investment in an equity financial instrument measured at fair value through other comprehensive income. The key assumptions used to determine the fair value of the redeemable preference shares of US$129.9 million at acquisition were as follows:

Par value of the preference shares	US$	165.0 million
Market related interest rate		7.85%
Expected redemption period - 2020 to 2023		5 years
2	The key assumptions used to determine the fair value of the net identifiable assets acquired were as follows:

US$ gold price - 2018 to 2019	US$	1,200/oz
US$ gold price - 2020 onwards	US$	1,300/oz
Discount rate		10.27%
Life-of-mine - 2019 to 2030		12 years

3
The excess of the fair value of the identifiable net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The injection of capital into Asanko Gold Mine for an equity stake represented a favourable deal for Gold Fields, as Asanko needed to refinance the debt of Asanko Gold Mine, resulting in a gain on acquisition.